RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ (9)	$ 3	$ 101	$ (30)
Unrealized gains (losses) hedging instruments included in other comprehensive income	0	71	124	(31)
Reclassification adjustments recognized in net income	(31)	35	(80)	90
Other
Investment In Equity and Debt Securities [Line Items]
Gains On Available-For-Sale Financial Assets	2	0	7	0
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(11)	(20)	59	(54)
Unrealized gains (losses) hedging instruments included in other comprehensive income	22	(59)	190	(171)
Reclassification adjustments recognized in net income	(40)	35	(89)	86
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(31)	(17)	0	(70)
Unrealized gains (losses) hedging instruments included in other comprehensive income	11	(16)	25	(53)
Reclassification adjustments recognized in net income	0	0	0	2
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	9	(2)	7	20
Unrealized gains (losses) hedging instruments included in other comprehensive income	8	79	(30)	179
Reclassification adjustments recognized in net income	0	0	0	2
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(4)	27	(7)	35
Unrealized gains (losses) hedging instruments included in other comprehensive income	(16)	9	(20)	(1)
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	18	32	24	62
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	10	(17)	18	(23)
Unrealized gains (losses) hedging instruments included in other comprehensive income	25	13	165	(46)
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (25)	$ 58	$ (41)	$ 15